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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08216

PIMCO Strategic Global Government Fund, Inc.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas, New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: January 31, 2011

Date of reporting period: April 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments April 30, 2010 (unaudited)
Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value*

U.S. GOVERNMENT AGENCY SECURITIES—164.0%
		Fannie Mae—113.7%
$29		2.45%, 4/1/30, FRN, MBS (l)	Aaa/AAA	$29,984
147		2.65%, 3/1/32, FRN, MBS (l)	Aaa/AAA	153,317
10		2.665%, 2/1/32, FRN, MBS	Aaa/AAA	10,117
119		2.972%, 12/1/25, FRN, MBS (l)	Aaa/AAA	124,651
87		3.00%, 3/1/31, FRN, MBS (l)	Aaa/AAA	91,681
8		3.025%, 10/1/31, FRN, MBS	Aaa/AAA	8,282
96		3.099%, 12/1/28, FRN, MBS (l)	Aaa/AAA	100,489
21		3.117%, 9/1/28, FRN, MBS	Aaa/AAA	22,533
75		3.153%, 11/1/27, FRN, MBS (l)	Aaa/AAA	78,411
51		3.39%, 2/1/27, FRN, MBS (l)	Aaa/AAA	52,687
416		4.25%, 11/25/24, CMO (l)	Aaa/AAA	411,907
21		4.25%, 3/25/33, CMO	Aaa/AAA	22,322
68,000		4.50%, MBS, TBA (e)	Aaa/AAA	68,563,108
28		5.00%, 5/25/16, CMO (l)	Aaa/AAA	28,341
16		5.00%, 12/1/18, MBS	Aaa/AAA	17,520
40,000		5.00%, MBS, TBA (e)	Aaa/AAA	41,250,000
91		5.50%, 8/25/14, CMO (l)	Aaa/AAA	96,274
30		5.50%, 12/25/16, CMO (l)	Aaa/AAA	31,672
125		5.50%, 7/25/24, CMO (l)	Aaa/AAA	134,079
143		5.50%, 4/1/32, MBS (l)	Aaa/AAA	151,788
32		5.50%, 12/25/32, CMO (l)	Aaa/AAA	32,451
887		5.50%, 12/25/34, CMO (l)	Aaa/AAA	951,098
1,370		5.50%, 4/25/35, CMO (l)	Aaa/AAA	1,470,351
10,952		5.50%, 9/1/36, MBS	Aaa/AAA	11,628,386
50,000		5.50%, 4/1/37, MBS (e)	Aaa/AAA	53,086,457
29,000		5.50%, MBS, TBA (e)	Aaa/AAA	30,554,226
100		5.75%, 6/25/33, CMO (l)	Aaa/AAA	108,103
2,500		5.807%, 8/25/43, CMO (l)	Aaa/AAA	2,672,386
65		6.00%, 2/25/17, CMO (l)	Aaa/AAA	69,808
319		6.00%, 4/25/17, CMO (l)	Aaa/AAA	346,223
2,457		6.00%, 12/1/32, MBS (l)	Aaa/AAA	2,663,358
1,745		6.00%, 1/1/33, MBS (l)	Aaa/AAA	1,891,565
556		6.00%, 2/1/33, MBS (l)	Aaa/AAA	602,490
4,902		6.00%, 4/1/35, MBS (l)	Aaa/AAA	5,313,044
7,318		6.00%, 1/1/36, MBS (l)	Aaa/AAA	7,830,595
1,761		6.00%, 10/1/36, MBS (l)	Aaa/AAA	1,909,623
11,753		6.00%, 9/1/37, MBS (e)	Aaa/AAA	12,546,872
17,820		6.00%, 4/1/40 (e)(g)	Aaa/AAA	19,085,984
6,788		6.00%, 1/25/44, CMO (l)	Aaa/AAA	7,373,854
58,000		6.00%, MBS, TBA (e)	Aaa/AAA	61,924,048
32		6.50%, 5/1/13, MBS (l)	Aaa/AAA	34,844
25		6.50%, 10/1/13, MBS (l)	Aaa/AAA	27,370
198		6.50%, 2/1/14, MBS (l)	Aaa/AAA	213,682
159		6.50%, 10/1/18, MBS (l)	Aaa/AAA	172,363
142		6.50%, 9/1/19, MBS (l)	Aaa/AAA	154,164
302		6.50%, 1/1/20, MBS (l)	Aaa/AAA	324,886
256		6.50%, 6/25/23, CMO (l)	Aaa/AAA	277,176
2		6.50%, 12/1/23, MBS	Aaa/AAA	2,057
—	(h)	6.50%, 3/1/24, MBS	Aaa/AAA	174
35		6.50%, 4/1/27, MBS (l)	Aaa/AAA	38,158

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$235	6.50%, 11/18/27, CMO (l)	Aaa/AAA	$260,532
12	6.50%, 1/1/28, MBS	Aaa/AAA	13,081
608	6.50%, 2/1/28, MBS (l)	Aaa/AAA	664,816
54	6.50%, 4/1/28, MBS (l)	Aaa/AAA	59,486
124	6.50%, 9/1/28, MBS (l)	Aaa/AAA	136,281
749	6.50%, 11/1/28, MBS (l)	Aaa/AAA	825,225
94	6.50%, 1/1/29, MBS (l)	Aaa/AAA	103,355
41	6.50%, 2/1/29, MBS (l)	Aaa/AAA	45,394
543	6.50%, 3/1/29, MBS (l)	Aaa/AAA	598,442
79	6.50%, 4/1/29, MBS (l)	Aaa/AAA	86,839
25	6.50%, 5/1/29, MBS (l)	Aaa/AAA	27,280
68	6.50%, 6/1/29, MBS (l)	Aaa/AAA	74,998
873	6.50%, 7/1/29, MBS (l)	Aaa/AAA	961,911
18	6.50%, 8/1/29, MBS	Aaa/AAA	19,611
5	6.50%, 9/1/29, MBS	Aaa/AAA	5,339
8	6.50%, 12/1/29, MBS	Aaa/AAA	9,094
208	6.50%, 4/1/31, MBS (l)	Aaa/AAA	227,425
180	6.50%, 5/1/31, MBS (l)	Aaa/AAA	193,980
156	6.50%, 8/1/31, MBS (l)	Aaa/AAA	168,974
1,425	6.50%, 9/25/31, CMO (l)	Aaa/AAA	1,570,464
76	6.50%, 10/1/31, MBS (l)	Aaa/AAA	82,493
39	6.50%, 11/1/31, MBS (l)	Aaa/AAA	42,248
2,501	6.50%, 3/25/32, CMO (l)	Aaa/AAA	2,685,621
49	6.50%, 6/1/32, MBS (l)	Aaa/AAA	52,860
143	6.50%, 8/1/32, MBS (l)	Aaa/AAA	153,924
77	6.50%, 9/1/32, MBS (l)	Aaa/AAA	83,793
481	6.50%, 10/1/32, MBS (l)	Aaa/AAA	530,528
314	6.50%, 5/1/33, MBS (l)	Aaa/AAA	345,701
78	6.50%, 6/1/33, MBS (l)	Aaa/AAA	85,323
150	6.50%, 7/1/33, MBS (l)	Aaa/AAA	165,152
198	6.50%, 8/1/33, MBS (l)	Aaa/AAA	217,527
496	6.50%, 9/1/33, MBS (l)	Aaa/AAA	546,340
1,528	6.50%, 10/1/33, MBS (l)	Aaa/AAA	1,680,327
1,195	6.50%, 11/1/33, MBS (l)	Aaa/AAA	1,313,056
189	6.50%, 12/1/33, MBS (l)	Aaa/AAA	207,942
588	6.50%, 1/1/34, MBS (l)	Aaa/AAA	645,513
71	6.50%, 2/1/34, MBS (l)	Aaa/AAA	78,040
31	6.50%, 3/1/34, MBS (l)	Aaa/AAA	33,834
68	6.50%, 4/1/34, MBS (l)	Aaa/AAA	74,517
87	6.50%, 5/1/34, MBS (l)	Aaa/AAA	95,372
918	6.50%, 7/1/34, MBS (l)	Aaa/AAA	1,006,378
668	6.50%, 8/1/34, MBS (l)	Aaa/AAA	730,622
718	6.50%, 9/1/34, MBS (l)	Aaa/AAA	785,488
16	6.50%, 10/1/34, MBS	Aaa/AAA	17,334
476	6.50%, 11/1/34, MBS (l)	Aaa/AAA	521,364
312	6.50%, 12/1/34, MBS (l)	Aaa/AAA	341,672
33	6.50%, 1/1/35, MBS (l)	Aaa/AAA	35,788
213	6.50%, 2/1/35, MBS (l)	Aaa/AAA	233,838
140	6.50%, 4/1/35, MBS (l)	Aaa/AAA	153,480
61	6.50%, 7/1/35, MBS (l)	Aaa/AAA	66,612
238	6.50%, 10/1/35, MBS (l)	Aaa/AAA	260,757

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$1,188	6.50%, 6/1/36, MBS (l)	Aaa/AAA	$1,308,860
4,333	6.50%, 12/1/36, MBS (l)	Aaa/AAA	4,695,695
396	6.50%, 4/1/37, MBS (l)	Aaa/AAA	428,514
3,035	6.50%, 2/1/38, MBS (l)	Aaa/AAA	3,284,540
1,468	6.50%, 7/1/39, MBS (l)	Aaa/AAA	1,588,132
1,296	6.50%, 12/25/41, CMO (l)	Aaa/AAA	1,418,595
3,643	6.50%, 7/25/42, CMO (l)	Aaa/AAA	3,986,205
320	6.50%, 8/25/42, CMO (l)	Aaa/AAA	349,741
4,081	6.50%, 9/25/42, CMO (l)	Aaa/AAA	4,468,466
52	6.50%, 10/25/42, CMO (l)	Aaa/AAA	56,589
84	6.50%, 12/25/42, CMO (l)	Aaa/AAA	92,253
1,620	6.50%, 6/25/44, CMO (l)	Aaa/AAA	1,772,075
295	6.50%, 11/1/47, MBS (l)	Aaa/AAA	317,886
66	6.85%, 12/18/27, CMO (l)	Aaa/AAA	73,518
132	7.00%, 7/18/12, CMO (l)	Aaa/AAA	136,380
80	7.00%, 1/1/13, MBS (l)	Aaa/AAA	82,802
22	7.00%, 2/1/15, MBS	Aaa/AAA	23,724
238	7.00%, 3/1/16, MBS (l)	Aaa/AAA	264,498
110	7.00%, 5/1/16, MBS (l)	Aaa/AAA	120,735
111	7.00%, 11/1/16, MBS (l)	Aaa/AAA	116,574
409	7.00%, 5/1/17, MBS (l)	Aaa/AAA	448,102
104	7.00%, 11/1/17, MBS (l)	Aaa/AAA	112,704
718	7.00%, 7/1/21, MBS (l)	Aaa/AAA	774,520
131	7.00%, 11/1/24, MBS (l)	Aaa/AAA	145,622
11	7.00%, 10/1/25, MBS	Aaa/AAA	12,213
51	7.00%, 6/18/27, CMO (l)	Aaa/AAA	56,685
6	7.00%, 9/1/27, MBS	Aaa/AAA	6,801
11	7.00%, 11/1/27, MBS	Aaa/AAA	12,065
36	7.00%, 12/1/27, MBS (l)	Aaa/AAA	40,587
7	7.00%, 5/1/28, MBS	Aaa/AAA	7,540
24	7.00%, 6/1/28, MBS (l)	Aaa/AAA	27,321
53	7.00%, 2/1/29, MBS (l)	Aaa/AAA	59,241
152	7.00%, 3/1/29, MBS (l)	Aaa/AAA	169,921
143	7.00%, 4/1/29, MBS (l)	Aaa/AAA	159,354
77	7.00%, 5/1/29, MBS (l)	Aaa/AAA	86,212
57	7.00%, 6/1/29, MBS (l)	Aaa/AAA	63,390
31	7.00%, 7/1/29, MBS (l)	Aaa/AAA	35,021
92	7.00%, 9/1/29, MBS (l)	Aaa/AAA	103,390
33	7.00%, 10/1/29, MBS	Aaa/AAA	36,651
1	7.00%, 11/1/29, MBS	Aaa/AAA	947
15	7.00%, 3/1/30, MBS	Aaa/AAA	16,820
6,332	7.00%, 4/1/30, MBS (l)	Aaa/AAA	7,074,786
139	7.00%, 5/1/30, MBS (l)	Aaa/AAA	155,404
16	7.00%, 4/1/31, MBS	Aaa/AAA	17,350
12	7.00%, 6/1/31, MBS	Aaa/AAA	12,929
43	7.00%, 7/1/31, MBS	Aaa/AAA	47,904
110	7.00%, 8/1/31, MBS (l)	Aaa/AAA	123,232
111	7.00%, 9/1/31, MBS (l)	Aaa/AAA	124,527
15	7.00%, 11/1/31, MBS	Aaa/AAA	16,869
174	7.00%, 12/1/31, MBS (l)	Aaa/AAA	194,512
73	7.00%, 1/1/32, MBS (l)	Aaa/AAA	78,453

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$171	7.00%, 2/1/32, MBS (l)	Aaa/AAA	$191,752
56	7.00%, 4/1/32, MBS (l)	Aaa/AAA	62,903
159	7.00%, 5/1/32, MBS (l)	Aaa/AAA	178,411
167	7.00%, 6/1/32, MBS (l)	Aaa/AAA	187,879
68	7.00%, 7/1/32, MBS (l)	Aaa/AAA	76,128
29	7.00%, 8/1/32, MBS	Aaa/AAA	32,796
403	7.00%, 9/25/32, CMO (l)	Aaa/AAA	449,666
271	7.00%, 9/1/33, MBS (l)	Aaa/AAA	299,527
359	7.00%, 11/1/33, MBS (l)	Aaa/AAA	399,080
650	7.00%, 1/1/34, MBS (l)	Aaa/AAA	716,857
172	7.00%, 7/1/34, MBS (l)	Aaa/AAA	187,584
144	7.00%, 2/25/35, CMO (l)	Aaa/AAA	156,202
170	7.00%, 3/1/35, MBS (l)	Aaa/AAA	189,072
3,248	7.00%, 7/1/36, MBS (l)	Aaa/AAA	3,562,904
1,737	7.00%, 9/25/41, CMO, VRN (l)	Aaa/AAA	1,955,171
215	7.00%, 10/25/41, CMO (l)	Aaa/AAA	238,928
84	7.00%, 7/25/42, CMO (l)	Aaa/AAA	92,986
445	7.00%, 11/25/43, CMO (l)	Aaa/AAA	498,556
418	7.00%, 2/25/44, CMO (l)	Aaa/AAA	469,861
2,658	7.00%, 3/25/45, CMO (l)	Aaa/AAA	2,962,922
460	7.00%, 12/1/46, MBS (l)	Aaa/AAA	504,264
385	7.00%, 1/1/47, MBS (l)	Aaa/AAA	422,521
654	7.50%, 6/1/17, MBS (l)	Aaa/AAA	714,881
56	7.50%, 12/1/17, MBS (l)	Aaa/AAA	62,758
495	7.50%, 5/1/22, MBS (l)	Aaa/AAA	560,374
67	7.50%, 10/25/22, CMO (l)	Aaa/AAA	73,607
773	7.50%, 4/1/24, MBS (l)	Aaa/AAA	865,194
224	7.50%, 6/19/30, CMO, VRN (l)	Aaa/AAA	253,729
222	7.50%, 6/25/30, CMO (l)	Aaa/AAA	253,183
47	7.50%, 7/1/31, MBS (l)	Aaa/AAA	53,705
159	7.50%, 5/1/32, MBS (l)	Aaa/AAA	179,942
334	7.50%, 9/1/35, MBS (l)	Aaa/AAA	378,050
90	7.50%, 9/1/37, MBS (l)	Aaa/AAA	99,465
1,281	7.50%, 7/25/41, CMO (l)	Aaa/AAA	1,457,987
1,420	7.50%, 2/25/42, CMO, VRN (l)	Aaa/AAA	1,616,712
81	7.50%, 7/25/42, CMO (l)	Aaa/AAA	91,424
8	7.50%, 8/25/42, CMO	Aaa/AAA	9,618
1,235	7.50%, 10/25/42, CMO (l)	Aaa/AAA	1,409,375
765	7.50%, 3/25/44, CMO (l)	Aaa/AAA	871,235
2,961	7.50%, 6/25/44, CMO (l)	Aaa/AAA	3,353,853
100	7.70%, 3/25/23, CMO (l)	Aaa/AAA	113,462
235	7.815%, 12/1/30, FRN, MBS (l)	Aaa/AAA	242,551
9	8.00%, 4/1/19, MBS	Aaa/AAA	10,179
381	8.00%, 9/25/21, CMO (l)	Aaa/AAA	426,938
3	8.00%, 1/1/22, MBS	Aaa/AAA	3,495
4	8.00%, 12/1/22, MBS	Aaa/AAA	4,688
7	8.00%, 6/1/24, MBS	Aaa/AAA	8,338
308	8.00%, 9/1/24, MBS (l)	Aaa/AAA	352,320
2	8.00%, 12/1/24, MBS	Aaa/AAA	1,764
3	8.00%, 9/1/27, MBS	Aaa/AAA	2,943

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

	Fannie Mae (continued)
$21	8.00%, 4/1/30, MBS	Aaa/AAA	$24,844
93	8.00%, 5/1/30, MBS (l)	Aaa/AAA	108,157
2	8.00%, 6/1/30, MBS	Aaa/AAA	1,999
64	8.00%, 7/1/30, MBS (l)	Aaa/AAA	73,851
1,928	8.00%, 7/19/30, CMO, VRN (l)	Aaa/AAA	2,183,942
44	8.00%, 8/1/30, MBS (l)	Aaa/AAA	50,685
1	8.00%, 9/1/30, MBS	Aaa/AAA	1,273
1	8.00%, 10/1/30, MBS	Aaa/AAA	1,433
17	8.00%, 1/1/31, MBS	Aaa/AAA	19,631
13	8.00%, 3/1/31, MBS	Aaa/AAA	14,513
119	8.00%, 5/1/31, MBS (l)	Aaa/AAA	138,001
459	8.00%, 7/1/31, MBS (l)	Aaa/AAA	529,714
34	8.00%, 8/1/31, MBS	Aaa/AAA	38,967
352	8.00%, 10/1/31, MBS (l)	Aaa/AAA	407,588
69	8.00%, 11/1/31, MBS (l)	Aaa/AAA	80,185
37	8.00%, 1/1/32, MBS (l)	Aaa/AAA	42,454
97	8.00%, 5/1/32, MBS (l)	Aaa/AAA	112,277
12	8.00%, 6/1/32, MBS	Aaa/AAA	14,033
111	8.00%, 1/1/35, MBS (l)	Aaa/AAA	122,447
46	8.50%, 4/1/16, MBS (l)	Aaa/AAA	50,983
656	8.50%, 9/25/21, CMO (l)	Aaa/AAA	738,574
590	8.50%, 10/25/21, CMO (l)	Aaa/AAA	664,934
410	8.50%, 12/25/21, CMO (l)	Aaa/AAA	455,008
1,460	8.50%, 6/18/27, CMO (l)	Aaa/AAA	1,644,808
205	8.50%, 6/25/30, CMO (l)	Aaa/AAA	234,496
421	8.50%, 6/1/36, MBS (l)	Aaa/AAA	463,696
1,014	9.414%, 5/15/21, MBS (l)	Aaa/AAA	1,155,330
318	10.054%, 7/15/27, MBS (l)	Aaa/AAA	355,677
15	10.30%, 4/25/19, CMO	Aaa/AAA	14,922

			425,869,947

	Federal Housing Administration—0.9%
3,278	7.25%, 8/1/31 (g)	Aaa/AAA	3,253,801
168	7.43%, 6/1/24 (g)	Aaa/AAA	168,313

			3,422,114

	Freddie Mac—27.2%
11	2.699%, 12/1/26, FRN, MBS	Aaa/AAA	11,100
9	2.863%, 4/1/33, FRN, MBS	Aaa/AAA	9,386
76	3.20%, 9/1/31, FRN, MBS (l)	Aaa/AAA	79,231
117	5.00%, 10/15/16, CMO (l)	Aaa/AAA	121,069
131	5.00%, 11/15/16, CMO (l)	Aaa/AAA	134,816
58	5.00%, 2/15/24, CMO (l)	Aaa/AAA	62,239
72	6.00%, 10/15/12, CMO (l)	Aaa/AAA	74,763
288	6.00%, 9/15/16, CMO (l)	Aaa/AAA	309,168
2,962	6.00%, 12/15/16, CMO (l)	Aaa/AAA	3,199,181
40	6.00%, 3/15/17, CMO (l)	Aaa/AAA	43,252
1,132	6.00%, 4/1/17, MBS (l)	Aaa/AAA	1,223,502
944	6.00%, 12/15/28, CMO (l)	Aaa/AAA	1,029,363
8	6.00%, 2/1/33, MBS	Aaa/AAA	8,227
1,886	6.00%, 3/1/33, MBS (l)	Aaa/AAA	2,022,676
54	6.00%, 2/1/34, MBS (l)	Aaa/AAA	58,494
122	6.00%, 3/15/35, CMO (l)	Aaa/AAA	135,725

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

	Freddie Mac (continued)
$1,221	6.50%, 11/1/16, MBS (l)	Aaa/AAA	$1,316,341
139	6.50%, 4/15/18, CMO (l)	Aaa/AAA	141,152
20	6.50%, 8/1/21, MBS	Aaa/AAA	22,485
178	6.50%, 9/15/23, CMO (l)	Aaa/AAA	194,038
2,879	6.50%, 10/15/23, CMO (l)	Aaa/AAA	3,069,482
73	6.50%, 12/15/23, CMO (l)	Aaa/AAA	79,143
9	6.50%, 6/1/29, MBS	Aaa/AAA	9,734
11,747	6.50%, 6/15/31, CMO (l)	Aaa/AAA	12,739,057
100	6.50%, 12/15/31, CMO (l)	Aaa/AAA	107,195
1,139	6.50%, 6/15/32, CMO (l)	Aaa/AAA	1,235,787
5,905	6.50%, 7/15/32, CMO (l)	Aaa/AAA	6,466,996
113	6.50%, 8/1/34, MBS (l)	Aaa/AAA	122,598
2,461	6.50%, 7/1/37, MBS (l)	Aaa/AAA	2,649,115
121	6.50%, 2/25/43, CMO (l)	Aaa/AAA	132,851
113	6.50%, 9/25/43, CMO, VRN (l)	Aaa/AAA	122,346
659	6.50%, 10/25/43, CMO (l)	Aaa/AAA	723,476
5,566	6.50%, 3/25/44, CMO (l)	Aaa/AAA	6,111,476
491	6.50%, 9/1/47, MBS (l)	Aaa/AAA	529,979
1,166	6.50%, 9/1/48, MBS (l)	Aaa/AAA	1,247,558
119	6.50%, 10/1/48, MBS (l)	Aaa/AAA	128,190
1,613	6.90%, 9/15/23, CMO (l)	Aaa/AAA	1,722,940
785	6.95%, 7/15/21, CMO (l)	Aaa/AAA	870,787
1,048	6.965%, 7/25/32, CMO, VRN (l)	Aaa/AAA	1,168,350
519	7.00%, 9/1/11, MBS (l)	Aaa/AAA	540,064
7	7.00%, 3/1/12, MBS	Aaa/AAA	7,527
48	7.00%, 7/15/12, CMO (l)	Aaa/AAA	47,929
122	7.00%, 9/1/12, MBS (l)	Aaa/AAA	128,935
14	7.00%, 10/1/12, MBS	Aaa/AAA	15,335
16	7.00%, 11/1/12, MBS	Aaa/AAA	17,455
15	7.00%, 12/1/12, MBS	Aaa/AAA	16,355
513	7.00%, 7/1/13, MBS (l)	Aaa/AAA	543,096
10	7.00%, 1/1/14, MBS	Aaa/AAA	11,046
425	7.00%, 9/1/14, MBS (l)	Aaa/AAA	458,142
100	7.00%, 11/1/14, MBS (l)	Aaa/AAA	108,529
28	7.00%, 7/1/15, MBS	Aaa/AAA	29,929
10	7.00%, 8/1/15, MBS	Aaa/AAA	10,658
45	7.00%, 4/1/16, MBS (l)	Aaa/AAA	49,365
5	7.00%, 6/1/16, MBS	Aaa/AAA	5,094
43	7.00%, 7/1/16, MBS (l)	Aaa/AAA	46,316
11	7.00%, 11/1/16, MBS	Aaa/AAA	12,270
10	7.00%, 3/1/17, MBS	Aaa/AAA	10,511
806	7.00%, 6/1/17, MBS (l)	Aaa/AAA	860,601
532	7.00%, 8/1/21, MBS (l)	Aaa/AAA	573,385
792	7.00%, 9/1/21, MBS (l)	Aaa/AAA	852,966
569	7.00%, 5/15/23, CMO (l)	Aaa/AAA	592,338
1,543	7.00%, 1/15/24, CMO (l)	Aaa/AAA	1,671,299
82	7.00%, 3/15/24, CMO (l)	Aaa/AAA	90,947
10	7.00%, 7/1/24, MBS	Aaa/AAA	10,927
757	7.00%, 9/15/25, CMO (l)	Aaa/AAA	837,217
1,088	7.00%, 7/15/27, CMO (l)	Aaa/AAA	1,223,568

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2010 (unaudited)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value*

		Freddie Mac (continued)
$4,311		7.00%, 3/15/29, CMO (l)	Aaa/AAA	$4,698,786
102		7.00%, 3/1/31, MBS (l)	Aaa/AAA	113,916
1,882		7.00%, 6/15/31, CMO (l)	Aaa/AAA	2,078,744
776		7.00%, 10/1/31, MBS (l)	Aaa/AAA	868,401
331		7.00%, 1/1/32, MBS (l)	Aaa/AAA	371,933
25		7.00%, 3/1/32, MBS (l)	Aaa/AAA	28,668
56		7.00%, 4/1/32, MBS (l)	Aaa/AAA	62,547
462		7.00%, 1/1/36, MBS (l)	Aaa/AAA	516,837
3,699		7.00%, 6/1/36, MBS (l)	Aaa/AAA	4,060,545
644		7.00%, 7/1/36, MBS (l)	Aaa/AAA	706,450
4,972		7.00%, 8/1/36, MBS (l)	Aaa/AAA	5,458,594
2,990		7.00%, 9/1/36, MBS (l)	Aaa/AAA	3,282,773
1,393		7.00%, 11/1/36, MBS (l)	Aaa/AAA	1,530,175
846		7.00%, 12/1/36, MBS (l)	Aaa/AAA	928,882
3,110		7.00%, 1/1/37, MBS (l)	Aaa/AAA	3,414,178
945		7.00%, 2/25/43, CMO (l)	Aaa/AAA	1,058,081
399		7.00%, 9/25/43, CMO (l)	Aaa/AAA	444,712
126		7.00%, 10/25/43, CMO (l)	Aaa/AAA	141,820
80		7.50%, 1/1/16, MBS (l)	Aaa/AAA	86,137
1,325		7.50%, 5/15/24, CMO (l)	Aaa/AAA	1,391,749
346		7.50%, 8/1/24, MBS (l)	Aaa/AAA	394,602
2		7.50%, 6/1/25, MBS	Aaa/AAA	2,522
24		7.50%, 12/1/25, MBS	Aaa/AAA	27,431
7		7.50%, 1/1/26, MBS	Aaa/AAA	8,417
17		7.50%, 2/1/26, MBS	Aaa/AAA	18,710
24		7.50%, 3/1/26, MBS	Aaa/AAA	27,850
35		7.50%, 4/1/26, MBS (l)	Aaa/AAA	40,321
33		7.50%, 5/1/26, MBS	Aaa/AAA	37,946
286		7.50%, 6/1/26, MBS (l)	Aaa/AAA	325,704
199		7.50%, 7/1/26, MBS (l)	Aaa/AAA	226,610
51		7.50%, 8/1/26, MBS	Aaa/AAA	57,583
14		7.50%, 11/1/26, MBS	Aaa/AAA	16,092
530		7.50%, 12/1/26, MBS (l)	Aaa/AAA	601,955
209		7.50%, 3/15/28, CMO (l)	Aaa/AAA	239,605
4,118		7.50%, 4/1/28, MBS (l)	Aaa/AAA	4,680,956
4		7.50%, 2/1/30, MBS	Aaa/AAA	4,685
15		7.50%, 4/1/30, MBS	Aaa/AAA	17,301
—	(h)	7.50%, 6/1/30, MBS	Aaa/AAA	89
10		7.50%, 10/1/30, MBS	Aaa/AAA	12,059
24		7.50%, 11/1/30, MBS	Aaa/AAA	26,994
1,192		7.50%, 12/1/30, MBS (l)	Aaa/AAA	1,354,983
793		7.50%, 5/1/32, MBS (l)	Aaa/AAA	900,624
249		7.50%, 7/25/32, CMO, VRN (l)	Aaa/AAA	284,096
28		7.50%, 7/1/33, MBS (l)	Aaa/AAA	31,081
86		7.50%, 7/1/34, MBS (l)	Aaa/AAA	95,890
803		7.50%, 3/1/37, MBS (l)	Aaa/AAA	881,570
76		7.50%, 2/25/42, CMO (l)	Aaa/AAA	86,225
13		8.00%, 2/15/22, CMO	Aaa/AAA	13,459
84		8.00%, 8/15/22, CMO (l)	Aaa/AAA	94,317
42		8.00%, 7/1/24, MBS	Aaa/AAA	48,276

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Freddie Mac (continued)
$61	8.00%, 8/1/24, MBS (l)	Aaa/AAA	$70,222
726	8.00%, 12/1/26, MBS (l)	Aaa/AAA	833,628
209	8.00%, 4/15/30, CMO (l)	Aaa/AAA	231,835
84	8.00%, 11/1/34, MBS (l)	Aaa/AAA	92,590
230	8.50%, 4/15/22, CMO (l)	Aaa/AAA	257,025
419	8.50%, 10/1/30, MBS (l)	Aaa/AAA	463,404

			101,955,657

	Ginnie Mae—12.7%
201	5.50%, 6/20/35, FRN, MBS (l)	Aaa/AAA	211,094
30	6.00%, 4/15/29, MBS (l)	Aaa/AAA	32,514
3	6.00%, 8/15/31, MBS	Aaa/AAA	3,104
84	6.00%, 2/15/36, MBS (l)	Aaa/AAA	90,093
29	6.00%, 6/15/36, MBS (l)	Aaa/AAA	31,151
11	6.00%, 7/15/36, MBS	Aaa/AAA	11,419
39	6.00%, 9/15/36, MBS (l)	Aaa/AAA	42,533
75	6.00%, 10/15/36, MBS (l)	Aaa/AAA	81,232
78	6.00%, 12/15/36, MBS (l)	Aaa/AAA	83,604
17	6.00%, 6/15/37, MBS	Aaa/AAA	18,267
2,202	6.00%, 7/15/37, MBS (l)	Aaa/AAA	2,366,332
39	6.00%, 8/15/37, MBS (l)	Aaa/AAA	41,851
48	6.00%, 11/15/37, MBS (l)	Aaa/AAA	51,671
83	6.00%, 12/15/37, MBS (l)	Aaa/AAA	89,529
598	6.00%, 3/15/38, MBS (l)	Aaa/AAA	647,622
722	6.00%, 9/15/38, MBS (l)	Aaa/AAA	775,279
1,641	6.00%, 10/15/38, MBS (l)	Aaa/AAA	1,762,828
4,794	6.00%, 11/15/38, MBS (l)	Aaa/AAA	5,149,571
36	6.00%, 12/15/38, MBS (l)	Aaa/AAA	38,403
14,000	6.00%, MBS, TBA (e)	Aaa/AAA	15,015,000
102	6.50%, 11/20/24, MBS (l)	Aaa/AAA	111,853
1,642	6.50%, 9/15/28, MBS (l)	Aaa/AAA	1,819,624
1,932	6.50%, 10/15/31, MBS (l)	Aaa/AAA	2,134,378
1,404	6.50%, 1/15/32, MBS (l)	Aaa/AAA	1,542,872
1,773	6.50%, 2/15/32, MBS (l)	Aaa/AAA	1,948,574
946	6.50%, 4/15/32, MBS (l)	Aaa/AAA	1,039,748
1,403	6.50%, 5/15/32, MBS (l)	Aaa/AAA	1,541,326
69	6.50%, 6/20/32, CMO (l)	Aaa/AAA	74,432
134	6.50%, 9/20/34, MBS (l)	Aaa/AAA	147,143
632	6.50%, 8/20/38, MBS (l)	Aaa/AAA	676,860
278	6.50%, 10/20/38, MBS (l)	Aaa/AAA	297,580
1,148	6.50%, 2/15/39, MBS (l)	Aaa/AAA	1,243,482
3	7.00%, 4/15/24, MBS	Aaa/AAA	3,605
28	7.00%, 7/15/25, MBS (l)	Aaa/AAA	30,984
31	7.00%, 9/15/25, MBS	Aaa/AAA	34,522
22	7.00%, 11/15/25, MBS	Aaa/AAA	24,381
11	7.00%, 12/15/25, MBS	Aaa/AAA	11,858
23	7.00%, 3/15/26, MBS	Aaa/AAA	26,012
8	7.00%, 4/15/26, MBS	Aaa/AAA	8,584
2	7.00%, 5/15/26, MBS	Aaa/AAA	2,313
53	7.00%, 6/15/26, MBS (l)	Aaa/AAA	59,086

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2010 (unaudited)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value*
		Ginnie Mae (continued)
$3,994		7.00%, 3/20/31, CMO (l)	Aaa/AAA	$4,355,415
1		7.25%, 7/16/28, CMO	Aaa/AAA	1,444
6		7.50%, 1/15/17, MBS	Aaa/AAA	6,384
6		7.50%, 2/15/17, MBS	Aaa/AAA	6,318
4		7.50%, 3/15/17, MBS	Aaa/AAA	4,493
3		7.50%, 4/15/17, MBS	Aaa/AAA	3,270
8		7.50%, 5/15/17, MBS	Aaa/AAA	8,478
3		7.50%, 7/15/17, MBS	Aaa/AAA	2,750
1		7.50%, 6/15/23, MBS	Aaa/AAA	923
11		7.50%, 10/15/25, MBS	Aaa/AAA	12,200
—	(h)	7.50%, 2/15/26, MBS	Aaa/AAA	450
143		7.50%, 3/15/26, MBS (l)	Aaa/AAA	161,903
150		7.50%, 6/20/26, CMO (l)	Aaa/AAA	163,886
290		7.50%, 9/15/26, MBS (l)	Aaa/AAA	327,148
10		7.50%, 12/15/26, MBS	Aaa/AAA	11,203
3		7.50%, 1/15/27, MBS	Aaa/AAA	3,922
4		7.50%, 2/15/27, MBS	Aaa/AAA	4,684
69		7.50%, 3/15/27, MBS (l)	Aaa/AAA	78,236
296		7.50%, 4/15/27, MBS (l)	Aaa/AAA	333,957
10		7.50%, 5/15/27, MBS	Aaa/AAA	11,434
114		7.50%, 6/15/27, MBS (l)	Aaa/AAA	127,841
178		7.50%, 7/15/27, MBS (l)	Aaa/AAA	201,058
51		7.50%, 8/15/27, MBS (l)	Aaa/AAA	57,532
60		7.50%, 12/15/27, MBS (l)	Aaa/AAA	67,840
350		7.50%, 1/15/28, MBS (l)	Aaa/AAA	395,759
88		7.50%, 2/15/28, MBS (l)	Aaa/AAA	100,276
167		7.50%, 1/15/29, MBS (l)	Aaa/AAA	188,984
206		7.50%, 2/15/29, MBS (l)	Aaa/AAA	232,351
70		7.50%, 3/15/29, MBS (l)	Aaa/AAA	78,700
4		8.00%, 6/15/16, MBS	Aaa/AAA	4,946
—	(h)	8.00%, 7/15/16, MBS	Aaa/AAA	206
10		8.00%, 1/15/17, MBS	Aaa/AAA	11,418
—	(h)	8.00%, 2/15/17, MBS	Aaa/AAA	469
12		8.00%, 3/15/17, MBS	Aaa/AAA	13,426
20		8.00%, 4/15/17, MBS	Aaa/AAA	22,355
15		8.00%, 5/15/17, MBS	Aaa/AAA	16,237
8		8.00%, 6/15/17, MBS	Aaa/AAA	9,183
11		8.00%, 7/15/17, MBS	Aaa/AAA	12,191
1		8.00%, 1/15/20, MBS	Aaa/AAA	598
—	(h)	8.00%, 5/15/21, MBS	Aaa/AAA	335
7		8.00%, 11/15/21, MBS	Aaa/AAA	7,248
5		8.00%, 12/15/21, MBS	Aaa/AAA	5,479
9		8.00%, 4/15/22, MBS	Aaa/AAA	9,801
—	(h)	8.00%, 5/15/22, MBS	Aaa/AAA	567
7		8.00%, 11/15/22, MBS	Aaa/AAA	7,771
376		8.00%, 3/20/30, CMO (l)	Aaa/AAA	415,493
—	(h)	8.50%, 10/15/16, MBS	Aaa/AAA	248
—	(h)	8.50%, 5/15/22, MBS	Aaa/AAA	233
1		8.50%, 1/15/23, MBS	Aaa/AAA	1,060

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

	Ginnie Mae (continued)
$8	8.50%, 4/15/23, MBS	Aaa/AAA	$8,975
2	8.50%, 8/15/30, MBS	Aaa/AAA	2,213
12	8.50%, 2/15/31, MBS	Aaa/AAA	13,764
15	9.00%, 6/15/16, MBS	Aaa/AAA	16,662
39	9.00%, 11/15/16, MBS (l)	Aaa/AAA	43,369
55	9.00%, 12/15/16, MBS (l)	Aaa/AAA	60,885
33	9.00%, 9/15/17, MBS (l)	Aaa/AAA	37,375
54	9.00%, 12/15/17, MBS (l)	Aaa/AAA	60,526
63	9.00%, 3/15/18, MBS (l)	Aaa/AAA	71,536
47	9.00%, 5/15/18, MBS (l)	Aaa/AAA	53,269
22	9.00%, 6/15/18, MBS	Aaa/AAA	24,465
221	9.00%, 10/15/19, MBS (l)	Aaa/AAA	251,649
163	9.00%, 11/15/19, MBS (l)	Aaa/AAA	186,073
85	9.00%, 1/15/20, MBS (l)	Aaa/AAA	97,506

			47,738,684

	Small Business Administration Participation Certificates—7.6%
623	4.625%, 2/1/25, ABS	Aaa/AAA	655,652
564	4.754%, 8/10/14, ABS	Aaa/AAA	593,032
829	5.038%, 3/10/15, ABS	Aaa/AAA	879,335
1,644	5.51%, 11/1/27, ABS	Aaa/AAA	1,792,782
15,654	5.60%, 9/1/28, ABS	Aaa/AAA	17,005,009
5,563	5.72%, 1/1/29, ABS	Aaa/AAA	6,132,753
155	5.78%, 8/1/27, ABS	Aaa/AAA	167,490
158	5.82%, 7/1/27, ABS	Aaa/AAA	174,656
132	6.30%, 7/1/13	Aaa/AAA	135,916
362	6.30%, 6/1/18	Aaa/AAA	393,847
261	6.344%, 8/1/11	Aaa/AAA	273,972
130	6.40%, 8/1/13	Aaa/AAA	134,470
51	7.20%, 6/1/17	Aaa/AAA	55,986
33	7.70%, 7/1/16	Aaa/AAA	36,439

			28,431,339

	Vendee Mortgage Trust—1.9%
483	6.50%, 3/15/29, CMO (l)	Aaa/AAA	522,681
97	6.75%, 2/15/26, CMO (l)	Aaa/AAA	106,170
219	6.75%, 6/15/26, CMO (l)	Aaa/AAA	236,871
5,864	7.50%, 9/15/30, CMO (l)	Aaa/AAA	6,123,942

			6,989,664

	Total U.S. Government Agency Securities (cost—$599,362,041)		614,407,405

CORPORATE BONDS & NOTES—50.9%
Airlines—3.4%
3,000	American Airlines, Inc., 10.50%, 10/15/12 (a)(d)(l)	B2/B	3,228,750
1,035	Northwest Airlines, Inc., 1.001%, 5/20/14, FRN (MBIA) (l)	Baa2/BBB-	900,593
	United Air Lines Pass Through Trust (l),
2,669	6.636%, 1/2/24	Ba1/BB+	2,508,456
1,000	9.75%, 1/15/17	Ba1/BBB	1,095,312
4,500	10.40%, 5/1/18	Ba1/BBB	4,882,500

			12,615,611

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2010 (unaudited)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value*

	Banking—8.2%
	£1,100	Barclays Bank PLC, 14.00%, 6/15/19 (i)	Baa2/A-	$2,256,179
	$7,700	Discover Bank, 7.00%, 4/15/20	Ba1/BBB-	7,925,525
	5,900	Rabobank Nederland NV, 11.00%, 6/30/19 (a)(d)(i)(l)	A2/AA-	7,614,086
	12,000	Regions Financial Corp., 7.75%, 11/10/14 (l)	Baa3/BBB-	12,970,752

				30,766,542

	Energy—0.2%
	625	Consol Energy, Inc., 8.25%, 4/1/20 (a)(d)	B1/BB	668,750

	Financial Services—27.8%
		American General Finance Corp.,
	3,100	0.507%, 12/15/11, FRN	B2/B	2,792,288
	€2,200	4.625%, 6/22/11	B2/NR	2,778,739
	$1,800	C10 Capital SPV Ltd., 6.722%, 12/31/16 (i)	NR/B-	1,319,645
		CIT Group, Inc.,
	2,335	7.00%, 5/1/13	NR/NR	2,314,346
	502	7.00%, 5/1/14	NR/NR	485,841
	502	7.00%, 5/1/15	NR/NR	480,191
	837	7.00%, 5/1/16	NR/NR	798,229
	1,172	7.00%, 5/1/17	NR/NR	1,117,522
		Citigroup, Inc. (l),
	9,000	5.00%, 9/15/14	Baa1/A-	9,119,187
	10,000	5.625%, 8/27/12	Baa1/A-	10,535,820
	2,500	Credit Agricole S.A., 6.637%, 5/31/17 (a)(d)(i)(l)	A3/A-	2,131,250
		Ford Motor Credit Co. LLC,
	4,700	7.25%, 10/25/11	B1/B-	4,856,214
	10,000	8.70%, 10/1/14 (l)	B1/B-	10,797,760
	£3,000	General Electric Capital Corp.,
		6.50%, 9/15/67, (converts to FRN on 9/15/17)	Aa3/A+	4,321,026
		GMAC, Inc.,
	$3,000	6.00%, 12/15/11 (l)	B3/B	3,009,465
	1,250	6.625%, 5/15/12 (l)	B3/B	1,263,530
	3,000	6.75%, 12/1/14 (l)	B3/B	3,017,682
	4,000	6.875%, 8/28/12	B3/B	4,071,352
	6,100	8.30%, 2/12/15 (a)(d)(l)	B3/B	6,382,125
	9,763	International Lease Finance Corp., 5.75%, 6/15/11	B1/BB+	9,744,968
	4,000	Merrill Lynch & Co., Inc., 0.763%, 1/15/15, FRN (l)	A2/A	3,758,228
		Morgan Stanley,
	8,000	0.754%, 10/18/16, FRN (l)	A2/A	7,383,288
AUD	2,700	4.55%, 3/1/13, FRN	A2/A	2,417,918
	$1,000	6.625%, 4/1/18 (l)	A2/A	1,061,882
		SLM Corp.,
	€1,000	0.913%, 11/15/11, FRN	Ba1/BBB-	1,263,167
	€1,500	3.125%, 9/17/12	Ba1/BBB-	1,899,736
	$570	4.35%, 2/1/14, FRN (l)	Ba1/BBB-	527,951
	€2,000	4.75%, 3/17/14	Ba1/BBB-	2,542,688
	$1,800	UBS AG, 5.875%, 12/20/17 (l)	Aa3/A+	1,906,866

				104,098,904

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
Healthcare & Hospitals—0.4%
$1,500	HCA, Inc., 9.00%, 12/15/14 (l)	Caa1/B-	$1,556,250

Hotels/Gaming—0.0%
100	MGM Mirage, 9.00%, 3/15/20 (a)(d)	B1/B	105,500

Insurance—7.0%
	American International Group, Inc.,
1,000	0.414%, 10/18/11, FRN (l)	A3/A-	963,995
13,400	5.85%, 1/16/18 (l)	A3/A-	12,492,271
9,700	8.25%, 8/15/18 (l)	A3/A-	10,364,595
£1,750	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	2,290,236

			26,111,097

Oil & Gas—3.6%
	Gaz Capital S.A. for Gazprom,
€1,000	5.875%, 6/1/15 (a)(d)	Baa1/BBB	1,407,766
$3,000	8.625%, 4/28/34	Baa1/BBB	3,555,300
2,000	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/1/13	Baa1/BBB	2,290,000
1,250	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.332%, 9/30/27 (b)	Aa2/A	1,316,501
5,000	Shell International Finance BV, 5.50%, 3/25/40 (l)	Aa1/AA	5,086,895

			13,656,462

Retail—0.3%
997	CVS Pass Through Trust, 7.507%, 1/10/32 (a)(d)(l)	Baa2/BBB+	1,131,740

	Total Corporate Bonds & Notes (cost—$165,450,450)		190,710,856

MORTGAGE-BACKED SECURITIES—38.2%
5,000	Bear Stearns Adjustable Rate Mortgage Trust,
	4.090%, 10/25/35, CMO, FRN	NR/BB	4,257,420
1,003	Bear Stearns Alt-A Trust, 6.25%, 8/25/36, CMO, VRN	Caa2/CCC	590,803
49	Citigroup Mortgage Loan Trust, Inc., 7.00%, 9/25/33, CMO	Aaa/NR	48,417
	Countrywide Alternative Loan Trust, CMO,
1,830	6.25%, 8/25/37	Caa1/CC	1,081,646
2,453	6.50%, 7/25/35	Ca/CCC	1,372,198
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
1,517	4.290%, 8/25/34, FRN	A1/AA	1,001,065
4,326	7.50%, 11/25/34 (a)(d)	Baa1/NR	4,175,150
806	7.50%, 6/25/35 (a)(d)	B1/AAA	756,988
	Credit Suisse First Boston Mortgage Securities Corp., CMO,
630	1.413%, 3/25/34, FRN	Aa2/AA+	540,766
1,351	7.00%, 2/25/34	Aa2/AAA	1,400,215
	Credit Suisse Mortgage Capital Certificates, CMO,
6,000	0.424%, 10/15/21, FRN (a)(d)	Aa1/AAA	5,202,486
2,306	5.695%, 9/15/40, VRN	NR/A-	2,199,197
€2,878	DECO Series, 0.805%, 10/27/20, CMO, FRN	Aaa/AAA	3,118,223
$6,480	Deutsche Mortgage Securities, Inc., 5.00%, 6/26/35, CMO, VRN (a)(d)	A3/AAA	4,126,559
€147	EMF-NL, 1.544%, 10/17/39, CMO, FRN (g)	NR/AAA	187,805
$777	GMAC Mortgage Corp. Loan Trust, 5.212%, 8/19/34, CMO, FRN	Aa2/AAA	392,700
3,896	GSAA Trust, 6.00%, 4/1/34, CMO	Aa1/AAA	3,793,575
	GSMPS Mortgage Loan Trust, CMO (a)(d),
4,961	7.00%, 6/25/43	NR/NR	4,764,998
125	7.50%, 6/19/27, VRN	NR/NR	120,364
1,829	8.00%, 9/19/27, VRN	NR/NR	1,842,144

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

	GSR Mortgage Loan Trust, CMO,
$1,203	0.593%, 12/25/34, FRN	Aa2/AAA	$1,025,135
610	0.603%, 12/25/34, FRN	Aa1/NR	477,094
8,584	5.208%, 11/25/35, VRN	NR/BB+	8,352,968
5,000	5.50%, 11/25/35	NR/B-	3,045,582
2,240	6.50%, 1/25/34	NR/AAA	2,267,235
	Harborview Mortgage Loan Trust, CMO,
3,513	0.626%, 10/19/33, FRN	Aaa/AAA	3,121,803
3,564	6.037%, 6/19/36, VRN	Caa3/CC	2,250,462
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO (a)(d),
5,000	0.704%, 7/15/19, FRN	Aa2/NR	3,822,496
4,000	5.653%, 3/18/51, VRN (g)	Aa3/NR	3,153,247
5,672	JPMorgan Mortgage Trust, 4.964%, 10/25/36, CMO, VRN	Caa1/NR	4,855,946
4,791	Luminent Mortgage Trust, 0.433%, 12/25/36, CMO, FRN	B2/B+	2,744,744
2,060	MASTR Adjustable Rate Mortgage Trust, 3.326%, 10/25/34, CMO, VRN	NR/A	1,752,241
	MASTR Alternative Loans Trust, CMO,
1,570	6.50%, 3/25/34	Aaa/AAA	1,590,638
141	7.00%, 4/25/34	Aaa/AAA	133,714
	MASTR Reperforming Loan Trust, CMO (a)(d),
3,310	7.00%, 5/25/35	Ba3/AAA	3,163,513
5,019	7.50%, 7/25/35	Ba3/AAA	4,413,404
	Nomura Asset Acceptance Corp., CMO (a)(d),
2,774	7.00%, 10/25/34	A1/AAA	2,661,224
3,893	7.50%, 3/25/34	Aa3/AAA	3,881,531
8,322	7.50%, 10/25/34	A1/AAA	8,114,902
	Residential Accredit Loans, Inc., CMO,
4,093	0.443%, 6/25/46, FRN	Caa1/CCC	1,853,909
4,876	6.00%, 8/25/35	NR/CCC	3,847,666
	Residential Asset Mortgage Products, Inc., CMO,
110	6.50%, 11/25/31	NR/A+	107,181
1,043	7.00%, 8/25/16	NR/B+	1,037,031
1,247	8.50%, 10/25/31	Aa2/BB	1,245,038
1,776	8.50%, 11/25/31	NR/CCC	1,642,617
2,270	Sequoia Mortgage Trust, 0.456%, 7/20/36, CMO, FRN	B1/BBB+	1,899,289
651	Structured Adjustable Rate Mortgage Loan Trust,
	2.686%, 3/25/34, CMO, VRN	Aa2/AAA	639,250
6,470	Structured Asset Mortgage Investments,
	Inc., 1.963%, 8/25/47, CMO, FRN	B2/CCC	3,998,919
6,031	Structured Asset Securities Corp., 7.50%, 10/25/36, CMO (a)(d)	B3/AAA	5,767,318
5,000	Wachovia Bank Commercial Mortgage Trust,
	0.376%, 9/15/21, CMO, FRN (a)(d)	A1/A+	4,069,374
575	WaMu Mortgage Pass Through Certificates, 4.184%, 5/25/35, CMO, VRN	NR/BB+	521,071
	Washington Mutual MSC Mortgage Pass-Through Certificates, CMO,
2,664	6.50%, 8/25/34	NR/AAA	2,719,092
897	7.00%, 3/25/34	NR/AAA	927,302
2,142	7.50%, 4/25/33	NR/AAA	2,211,015
	Wells Fargo Mortgage Backed Securities Trust, CMO, VRN,
621	3.131%, 6/25/35	A1/AA+	624,888
2,910	3.208%, 5/25/35	Aa2/AAA	2,808,128
336	5.028%, 4/25/36	NR/CCC	317,055
3,754	5.223%, 4/25/36	NR/BB+	3,370,611

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2010 (unaudited)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value*
	$1,628	Wells Fargo Mortgage-Backed Securities Trust,
		2.976%, 6/25 /35, CMO, FRN	NR/AA	$1,604,415

		Total Mortgage-Backed Securities (cost—$148,560,526)		143,011,767

	SOVEREIGN DEBT OBLIGATIONS—13.5%
	Germany—12.9%
	€33,660	Bundesrepublik Deutschland, 3.75%, 1/4/15, Ser. 04	Aaa/AAA	48,409,562

	Tunisia—0.6%
	$2,000	Banque Centrale de Tunisie, 7.375%, 4/25/12	Baa2/BBB	2,210,000

		Total Sovereign Debt Obligations (cost—$54,713,960)		50,619,562

	SENIOR LOANS (a)(c)—4.3%
	Financial Services—4.3%
	10,000	American General Finance Corp., 7.25%, 4/21/15 (e)		10,030,000
	979	Chrysler Financial Corp., 4.26%, 8/3/12, Term B		981,984
		CIT Group, Inc.,
	1,800	9.50%, 1/20/12, Term 2A		1,843,875
		International Lease Finance Corp.,
	1,700	6.75%, 3/17/15, Term B1		1,735,275
	1,300	7.00%, 3/17/16, Term B2		1,318,525

		Total Senior Loans (cost—$15,636,272)		15,909,659

	U.S. TREASURY OBLIGATIONS (e)—3.2%
	12,200	U.S. Treasury Notes, 3.375%, 11/15/19 (cost—$11,694,583)		11,947,423

	ASSET-BACKED SECURITIES—2.5%
	916	Access Financial Manufactured Housing Contract Trust, 7.65%, 5/15/21	Caa2/NR	742,512
		Advanta Business Card Master Trust, FRN,
	1,000	0.506%, 6/20/14	Ca/CCC-	769,347
	1,000	0.506%, 12/22/14	Ca/CCC-	811,595
		Ameriquest Mortgage Securities, Inc., FRN (f),
	2,102	3.788%, 11/25/32	Ca/D	205,376
	813	5.888%, 2/25/33	Ca/D	75,361
	1,932	Bear Stearns Asset Backed Securities Trust, 0.763%, 9/25/34, FRN	NR/A	1,491,027
		Conseco Finance Securitizations Corp.,
	697	7.96%, 2/1/32	Ca/CCC-	599,771
	348	7.97%, 5/1/32	Ca/CCC-	260,419
		Conseco Financial Corp.,
	297	6.53%, 2/1/31, VRN	NR/B-	272,981
	461	7.05%, 1/15/27	B3/B	402,277
CAD	800	Ford Auto Securitization Trust, 4.817%, 10/15/12 (a)(d)	NR/AAA	814,198
	$1,000	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	899,768
	2,264	Morgan Stanley ABS Capital I, 0.443%, 1/25/36, FRN	Baa2/B-	1,987,487
	48	Oakwood Mortgage Investors, Inc., 0.484%, 5/15/13, FRN	Caa1/BB-	34,164
	36	Residential Asset Mortgage Products, Inc., 8.50%, 12/25/31	NR/CCC	35,357

		Total Asset-Backed Securities (cost—$10,161,944)		9,401,640

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
MUNICIPAL BONDS—0.4%
West Virginia—0.4%
$1,920	Tobacco Settlement Finance Auth. Rev.,
	7.467%, 6/1/47, Ser. A (cost—$1,806,060)	Baa3/BBB	$1,564,320

Shares
COMMON STOCK—0.4%
Diversified Financial Services—0.3%
28,814	CIT Group, Inc. (k)		1,169,848

Oil, Gas & Consumable Fuels—0.1%
3,881	SemGroup Corp., Class A (k)		110,616

	Total Common Stock (cost—$606,655)		1,280,464

Units
WARRANTS—0.0%
Energy—0.0%
4,086	SemGroup Corp., expires 11/14/30 (k) (cost—$18,385)		33,706

Principal Amount (000s)
SHORT-TERM INVESTMENTS—4.4%
Corporate Notes—1.9%
Financial Services—1.9%
$1,100	American General Finance Corp., 4.875%, 5/15/10	B2/B	1,099,732
	International Lease Finance Corp.,
200	0.472%, 5/24/10, FRN	B1/BB+	199,999
2,400	4.875%, 9/1/10 (l)	B1/BB+	2,400,153
2,300	5.125%, 11/1/10	B1/BB+	2,303,087
1,000	SLM Corp., 0.556%, 12/15/10, FRN (l)	Ba1/BBB-	952,230

			6,955,201

Oil & Gas—0.0%
80	Pemex Project Funding Master Trust, 9.125%, 10/13/10	Baa1/BBB	83,400

	Total Corporate Notes (cost—$6,956,405)		7,038,601

Municipal Bonds—1.3%
Michigan—1.3%
5,000	Municipal Bond Auth. Rev., 5.00%, 3/21/11, Ser. B (cost—$5,004,193)	NR/NR	5,008,550

Repurchase Agreements—0.8%
2,500	Credit Suisse Securities LLC, dated 4/30/10, 0.20%, due 5/3/10, proceeds $2,500,042; collateralized by U.S. Treasury Note, 3.625%, due 8/15/19, valued at $2,561,998 including accrued interest		2,500,000
510	State Street Bank & Trust Co., dated 4/30/10, 0.01%, due 5/3/10, proceeds $510,000; collateralized by U.S. Treasury Bills, zero coupon, due 5/6/10, valued at $525,000		510,000

	Total Repurchase Agreements (cost—$3,010,000)		3,010,000

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

April 30, 2010 (unaudited)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value*
U.S. Government Agency Securities—0.2%
		Freddie Mac, MBS,
$—	(h)	7.00%, 8/1/10	Aaa/AAA	$35
1		7.00%, 1/1/11	Aaa/AAA	634
		Small Business Administration Participation Certificates,
357		6.64%, 2/1/11	Aaa/AAA	371,125
464		7.449%, 8/1/10	Aaa/AAA	472,646

		Total U.S. Government Agency Securities (cost—$827,948)		844,440

U.S. Treasury Bills (j)—0.2%
645		0.197%-0.223%, 8/26/10-9/9/10 (cost—$644,569)		644,622

		Total Short-Term Investments (cost—$16,443,115)		16,546,213

Notional Amount
OPTIONS PURCHASED (k)—0.0%
		Put Options—0.0%
		Fannie Mae (OTC),
$68,000,000		strike price $90.00, expires 7/7/10		6,125
40,000,000		strike price $92.50, expires 7/7/10		4,163
49,000,000		strike price $95.50, expires 7/7/10		11,320
30,000,000		strike price $97.13, expires 7/7/10		7,606
58,000,000		strike price $99.25, expires 7/7/10		1

		Total Options Purchased (cost—$28,711)		29,215

		Total Investments (cost—$1,024,482,702)—281.8%		1,055,462,230
		Liabilities in excess of other assets—(181.8%)		(680,915,612)

		Net Assets—100%		$374,546,618

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors, or persons acting at their discretion pursuant to procedures established by the Board of Directors, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $99,429,522, representing 26.5% of net assets.

(b)	Illiquid.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2010.

(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Delayed-delivery. To be delivered after April 30, 2010.

(f)	In default.

(g)	Fair-Valued—Securities with an aggregate value of $25,849,150, representing 6.9% of net assets.

(h)	Principal amount less than $500.

(i)	Perpetual maturity. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(j)	All or partial amount segregated as collateral for swaps and delayed-delivery securities.

(k)	Non-income producing.

(l)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

ABS—Asset-Backed Securities

AUD—Australian Dollar

£—British Pound

CAD—Canadian Dollar

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2010.

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

MBS—Mortgage-Backed Securities

NR—Not Rated

OTC—Over the Counter

TBA—To Be Announced

VRN—	Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2010.

Other Investments:

(A) Credit default swap agreements:

Sell protection swap agreements outstanding at April 30, 2010 (1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000s) (3)	Credit Spread (2)	Termination Date	Payments Received	Market Value (4)	Upfront Premiums Received	Unrealized Appreciation
BNP Paribas:
General Electric	$800	1.17%	12/20/13	4.60%	$99,893	—	$99,893
Citigroup:
American Express	500	0.74%	12/20/13	4.30%	65,219	—	65,219
SLM	800	3.77%	12/20/13	5.00%	36,832	$(98,000)	134,832
SLM	2,100	3.77%	12/20/13	5.00%	96,683	(252,000)	348,683
Deutsche Bank:
American International Group	3,000	2.07%	3/20/13	2.10%	9,495	—	9,495
General Electric	4,100	1.17%	12/20/13	4.78%	537,780	—	537,780
General Electric	8,000	1.17%	12/20/13	4.82%	1,062,285	—	1,062,285
ING Bank	€5,000	0.95%	6/20/11	1.40%	36,745	—	36,745
SLM	$4,000	3.77%	12/20/13	5.00%	184,158	(490,000)	674,158
Merrill Lynch:
American Express	8,000	0.74%	12/20/13	4.10%	985,203	—	985,203
SLM	8,000	3.77%	12/20/13	5.00%	368,316	(980,000)	1,348,316

					$3,482,609	$(1,820,000)	$5,302,609

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at April 30, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(B) Interest rate swap agreements outstanding at April 30, 2010:

	Notional Amount (000s)	Termination Date	Rate Type		Market Value	Upfront Premiums Paid(Received)	Unrealized Depreciation
Swap Counterparty			Payments Made	Payments Received
Barclays Bank	$6,600	12/16/19	4.00%	3-Month USD-LIBOR	$(309,250)	$(210,540)	$(98,710)
Citigroup	26,900	6/16/15	4.00%	3-Month USD-LIBOR	(1,639,834)	(1,542,715)	(97,119)
Morgan Stanley	5,800	6/16/15	4.00%	3-Month USD-LIBOR	(353,570)	(301,310)	(52,260)
Royal Bank of Scotland	41,000	6/16/20	4.00%	3-Month USD-LIBOR	(976,258)	869,200	(1,845,458)
Royal Bank of Scotland	21,000	6/16/20	4.00%	3-Month USD-LIBOR	(500,034)	(225,540)	(274,494)

					$(3,778,946)	$(1,410,905)	$(2,368,041)

LIBOR—London Inter-Bank Offered Rate

(C) Forward foreign currency contracts outstanding at April 30, 2010:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value April 30, 2010	Unrealized Appreciation (Depreciation)
Purchased:
773,000 Canadian Dollar settling 5/4/10	UBS	$768,619	$763,195	$(5,424)
37,978,000 Euro settling 5/24/10	Credit Suisse First Boston	51,595,809	50,500,362	(1,095,447)
Sold:
2,710,000 Australian Dollar settling 5/28/10	JPMorgan Chase	2,462,035	2,515,779	(53,744)
6,277,000 British Pound settling 6/24/10	Royal Bank of Scotland	9,584,666	9,605,887	(21,221)
773,000 Canadian Dollar settling 5/4/10	Deutsche Bank	765,716	763,195	2,521
773,000 Canadian Dollar settling 7/7/10	UBS	768,555	763,143	5,412
6,000 Euro settling 5/24/10	Barclays Bank	8,001	7,978	23
77,389,000 Euro settling 5/6/10	Citigroup	105,048,989	102,900,830	2,148,159
480,000 Euro settling 5/24/10	Credit Suisse First Boston	641,844	638,269	3,575
3,665,000 Euro settling 5/24/10	Goldman Sachs	4,962,520	4,873,449	89,071
3,466,000 Euro settling 5/24/10	Royal Bank of Scotland	4,735,596	4,608,833	126,763

				$1,199,688

The Fund received $1,180,000 in principal value of U.S. Treasury Bills and $4,100,000 in cash as collateral for derivative contracts and delayed delivery securities. Cash collateral received may be invested in accordance with the Fund’s investment strategy. Collateral received as securities cannot be pledged.

(D) Open reverse repurchase agreements at April 30, 2010:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.22%	4/29/10	5/13/10	$60,589,481	$60,588,000
	0.23%	4/29/10	5/13/10	1,105,028	1,105,000
	0.24%	4/29/10	5/13/10	13,197,352	13,197,000
	0.45%	4/6/10	5/5/10	11,917,321	11,913,300
Barclays Bank	0.26%	4/13/10	5/13/10	100,303,486	100,289,000
	0.45%	4/7/10	5/7/10	37,088,050	37,076,000
	0.45%	4/9/10	5/10/10	8,708,612	8,706,000
	0.45%	4/12/10	5/10/10	1,048,275	1,048,000
	0.65%	4/7/10	5/7/10	5,780,713	5,778,000
	0.65%	4/9/10	5/10/10	3,170,373	3,169,000
	0.65%	4/12/10	5/10/10	2,161,820	2,161,000
Credit Suisse First Boston	0.35%	4/5/10	5/3/10	10,575,878	10,573,000
	0.45%	4/5/10	5/5/10	5,823,037	5,821,000
Greenwich Capital Markets	0.22%	4/29/10	5/13/10	54,562,334	54,561,000
	0.45%	4/9/10	5/10/10	14,007,201	14,003,000
JPMorgan Chase	0.22%	4/29/10	5/13/10	55,642,360	55,641,000
	0.70%	4/9/10	5/10/10	10,419,860	10,415,000
Morgan Stanley	0.45%	4/6/10	5/6/10	2,839,958	2,839,000

					$398,883,300

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended April 30, 2010 was $433,161,769 at a weighted average interest rate of 0.31%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreement) for open reverse repurchase agreements at April 30, 2010 was $436,367,465.

The Fund received $370,000 in principal value of corporate bonds and $177,000 in cash as collateral for reverse repurchase agreements outstanding. Cash collateral received may be invested in accordance with the Fund’s investment strategy. Collateral received as securities cannot be pledged.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at April 30, 2010 in valuing the Fund's assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 4/30/10
Investments in Securities—Assets
U.S. Government Agency Securities	—	$591,899,307	$22,508,098	$614,407,405
Corporate Bonds & Notes:
Airlines	—	4,324,062	8,291,549	12,615,611
All Other	—	178,095,245	—	178,095,245
Mortgaged-Backed Securities		139,670,715	3,341,052	143,011,767
Sovereign Debt Obligations	—	50,619,562	—	50,619,562
Senior Loans	—	15,909,659	—	15,909,659
U.S. Treasury Obligations	—	11,947,423	—	11,947,423
Asset-Backed Securities	—	9,401,640	—	9,401,640
Municipal Bonds	—	1,564,320	—	1,564,320
Common Stock:
Oil, Gas & Consumable Fuels	—	—	110,616	110,616
All Other	$1,169,848	—	—	1,169,848
Warrants	—	—	33,706	33,706
Short-Term Investments	—	16,546,213	—	16,546,213
Options Purchased:
Interest Rate Contracts	—	29,215	—	29,215

Total Investments in Securities—Assets	$1,169,848	$1,020,007,361	$34,285,021	$1,055,462,230

Other Financial Instruments*—Assets
Credit Contracts	—	$5,302,609	—	$5,302,609
Foreign Exchange Contracts	—	2,375,524	—	2,375,524

Total Other Financial Instruments—Assets	—	$7,678,133	—	$7,678,133

Other Financial Instruments*—Liabilities
Interest Rate Contracts	—	$(2,368,041)	—	$(2,368,041)
Foreign Exchange Contracts	—	(1,175,836)	—	(1,175,836)

Total Other Financial Instruments—Liabilities	—	$(3,543,877)	—	$(3,543,877)

Total Investments	$1,169,848	$1,024,141,617	$34,285,021	$1,059,596,486

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers into and out of Levels 1 and 2 during the three months ended April 30, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2010, was as follows:

	Beginning Balance 1/31/10	Net Purchases(Sales) and Settlements	Accrued Discounts (Premiums)	Net Realized Gain(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 4/30/10
Investments in Securities—Assets
U.S. Government Agency Securities	$3,441,338	$19,017,042	$462	$1,613	$47,643	—	—	$22,508,098
Corporate Bonds & Notes:
Airlines	7,505,385	1,599,578	9,657	7,150	265,091	—	$(1,095,312)	8,291,549
Mortgaged-Backed
Securities	215,345	3,090,981	380	(613)	34,959	—	—	3,341,052
Common Stock:
Oil, Gas & Consumable Fuels	92,180	—	—	—	18,436	—	—	110,616
Warrants	21,449	—	—	—	12,257	—	—	33,706

Total Investments	$11,275,697	$23,707,601	$10,499	$8,150	$378,386	—	$(1,095,312)	$34,285,021

**	Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of investments which the Fund held at April 30, 2010 was $334,413.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Strategic Global Government Fund, Inc.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 28, 2010

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 28, 2010

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 28, 2010